UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 12/31

Date of reporting period: 3/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Crawford Dividend Growth Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 100.08%

Consumer Discretionary — 19.19%
Gentex Corp.	110,650	$1,736,098
Genuine Parts Co.	21,040	2,090,534
McDonald’s Corp.	13,340	1,676,571
Omnicom Group, Inc.	19,910	1,657,109

		7,160,312

Consumer Staples — 4.09%
Procter & Gamble Co./The	18,550	1,526,850

Energy — 3.50%
Chevron Corp.	7,810	745,074
Exxon Mobil Corp.	6,700	560,053

		1,305,127

Financials — 25.19%
Aflac, Inc.	18,240	1,151,674
American Express Co.	20,000	1,228,000
BlackRock, Inc.	3,950	1,345,252
Chubb Ltd.	8,430	1,004,435
M&T Bank Corp.	6,000	666,000
Northern Trust Corp.	9,820	639,969
T. Rowe Price Group, Inc.	24,820	1,823,277
Willis Towers Watson PLC	12,978	1,539,969

		9,398,576

Health Care — 17.70%
Johnson & Johnson	15,200	1,644,640
Medtronic PLC	9,000	675,000
Merck & Co., Inc.	32,510	1,720,104
Quest Diagnostics, Inc.	8,710	622,330
Stryker Corp.	18,090	1,940,876

		6,602,950

Industrials — 10.27%
Honeywell International, Inc.	10,000	1,120,500
United Parcel Service, Inc. - Class B	17,530	1,848,889
W.W. Grainger, Inc.	3,690	861,357

		3,830,746

Information Technology — 16.11%
Accenture PLC - Class A	11,000	1,269,400
Microsoft Corp.	28,620	1,580,683
Paychex, Inc.	25,250	1,363,753
Texas Instruments, Inc.	31,320	1,798,394

		6,012,230

Real Estate Investment Trusts — 1.46%
Tanger Factory Outlet Centers, Inc.	15,000	545,850

Telecommunication Services — 2.57%
AT&T, Inc.	24,480	958,882

Total Common Stocks (Cost $26,008,896)		37,341,523

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Growth Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Fair Value
Money Market Securities — 0.10%
Federated Institutional Prime Obligations Fund - Class I, 0.39% (a)	39,236	$39,236

Total Money Market Securities (Cost $39,236)		39,236

Total Investments – 100.18% (Cost $26,048,132)		37,380,759

Liabilities in Excess of Other Assets – (0.18)%		(67,508)

NET ASSETS – 100.00%		$37,313,251

(a)	Rate disclosed is the seven day yield as of March 31, 2016.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At March 31, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$26,115,599

Unrealized appreciation	$11,351,663
Unrealized (depreciation)	(86,503)

Net unrealized appreciation on investments	$11,265,160

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.26%
Consumer Discretionary — 11.71%
Buckle, Inc./The	36,281	$1,228,837
Choice Hotels International, Inc.	25,600	1,383,680
Cracker Barrel Old Country Store, Inc.	9,005	1,374,793
Gentex Corp.	114,960	1,803,722
John Wiley & Sons, Inc. - Class A	39,700	1,940,933
Tupperware Brands Corp.	32,630	1,891,887
Wolverine World Wide, Inc.	73,100	1,346,502

		10,970,354

Consumer Staples — 5.76%
Flowers Foods, Inc.	41,000	756,860
Nu Skin Enterprises, Inc. - Class A	28,400	1,086,300
Orchids Paper Products Co.	56,030	1,541,385
PriceSmart, Inc.	11,319	957,361
Universal Corp.	18,635	1,058,654

		5,400,560

Energy — 2.47%
Bristow Group, Inc.	32,693	618,552
SM Energy Co.	40,400	757,096
World Fuel Services Corp.	19,328	938,954

		2,314,602

Financials — 17.13%
BancFirst Corp.	26,249	1,496,980
Brown & Brown, Inc.	34,360	1,230,088
Bryn Mawr Bank Corp.	72,788	1,872,835
First of Long Island Corp./The	50,527	1,440,019
Greenhill & Co., Inc.	43,100	956,820
Lazard Ltd.	48,023	1,863,292
Manning & Napier, Inc.	108,750	877,613
Merchants Bancshares, Inc.	55,909	1,662,734
South State Corp.	22,390	1,438,110
Sterling Bancorp	118,220	1,883,245
TriCo Bancshares	52,425	1,327,401

		16,049,137

Health Care — 13.21%
Atrion Corp.	5,635	2,227,854
Computer Programs & Systems, Inc.	17,787	927,058
Landauer, Inc.	33,274	1,100,371
Meridian Bioscience, Inc.	66,050	1,361,291
PerkinElmer, Inc.	33,380	1,650,975
Psychemedics Corp.	159,555	2,193,881
Simulations Plus, Inc.	174,674	1,542,371
US Physical Therapy, Inc.	27,734	1,379,212

		12,383,013

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.26% - continued
Industrials — 17.96%
AO Smith Corp.	18,450	$1,407,920
Applied Industrial Technologies, Inc.	32,810	1,423,954
CEB, Inc.	32,524	2,105,279
Dun & Bradstreet Corp./The	8,810	908,135
G&K Services, Inc. - Class A	25,700	1,882,525
Hexcel Corp.	24,300	1,062,153
Hillenbrand, Inc.	49,940	1,495,703
Landstar System, Inc.	29,266	1,890,876
Valmont Industries, Inc.	11,030	1,365,955
Watsco, Inc.	10,520	1,417,465
Woodward, Inc.	36,030	1,874,281

		16,834,246

Information Technology — 16.49%
Broadridge Financial Solutions, Inc.	32,190	1,909,189
Communications Systems, Inc.	51,797	380,708
Comtech Telecommunications Corp.	14,869	347,489
Intersil Corp. - Class A	136,170	1,820,593
Littelfuse, Inc.	15,290	1,882,352
Mesa Laboratories, Inc.	24,568	2,367,127
MOCON, Inc.	57,945	802,538
MTS Systems Corp.	27,140	1,651,469
National Instruments Corp.	48,920	1,472,981
Plantronics, Inc.	18,835	738,144
Power Integrations, Inc.	23,930	1,188,364
TESSCO Technologies, Inc.	53,549	891,591

		15,452,545

Materials — 4.54%
Compass Minerals International, Inc.	23,093	1,636,370
HB Fuller Co.	31,820	1,350,759
RPM International, Inc.	26,800	1,268,444

		4,255,573

Real Estate Investment Trusts — 7.01%
Agree Realty Corp.	24,600	946,362
CoreSite Realty Corp.	25,800	1,806,258
EPR Properties	28,644	1,908,263
Tanger Factory Outlet Centers, Inc.	52,300	1,903,197

		6,564,080

Utilities — 1.98%
Connecticut Water Service, Inc.	19,300	870,430
South Jersey Industries, Inc.	34,720	987,784

		1,858,214

Total Common Stocks (Cost $85,720,188)		92,082,324

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Opportunity Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Fair Value
Money Market Securities — 2.00%
Federated Institutional Prime Obligations Fund - Class I, 0.39% (a)	1,873,135	$1,873,135

Total Money Market Securities (Cost $1,873,135)		1,873,135

Total Investments – 100.26% (Cost $87,593,323)		93,955,459

Liabilities in Excess of Other Assets – (0.26)%		(239,493)

NET ASSETS – 100.00%		$93,715,966

(a)	Rate disclosed is the seven day yield as of March 31, 2016.

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At March 31, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$87,779,595

Unrealized appreciation	$12,721,745
Unrealized (depreciation)	(6,545,881)

Net unrealized appreciation on investments	$6,175,864

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Yield Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.58%

Consumer Discretionary — 16.83%
Buckle, Inc./The	5,970	$202,204
Gentex Corp.	8,750	137,287
Mattel, Inc.	3,860	129,773
McDonald’s Corp.	1,020	128,194
Omnicom Group, Inc.	1,670	138,994
Staples, Inc.	16,370	180,561
Tupperware Brands Corp.	3,390	196,552

		1,113,565

Consumer Staples — 14.94%
Altria Group, Inc.	2,130	133,466
Coca-Cola Co./The	2,870	133,139
General Mills, Inc.	2,120	134,302
Kraft Heinz Co./The	1,690	132,766
Philip Morris International, Inc.	1,990	195,239
Procter & Gamble Co./The	1,570	129,227
Reynolds American, Inc.	2,588	130,202

		988,341

Energy — 8.01%
Chevron Corp.	2,150	205,110
Exxon Mobil Corp.	2,340	195,601
Total SA ADR	2,850	129,447

		530,158

Financials — 13.08%
BlackRock, Inc.	400	136,228
Greenhill & Co., Inc.	5,820	129,204
Mercury General Corp.	3,630	201,465
New York Community Bancorp, Inc.	12,530	199,227
People’s United Financial, Inc.	12,530	199,603

		865,727

Health Care — 10.74%
AstraZeneca PLC ADR	6,940	195,430
GlaxoSmithKline PLC ADR	4,920	199,506
Johnson & Johnson	1,180	127,676
Merck & Co., Inc.	3,550	187,830

		710,442

Industrials — 5.63%
Emerson Electric Co.	1,820	98,972
Norfolk Southern Corp.	1,660	138,195
United Technologies Corp.	1,350	135,135

		372,302

Information Technology — 8.79%
Intersil Corp. - Class A	9,650	129,021
Microsoft Corp.	2,330	128,686
Paychex, Inc.	3,560	192,276
Texas Instruments, Inc.	2,290	131,492

		581,475

See accompanying notes which are an integral part of this schedule of investments.

Crawford Dividend Yield Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.58% - continued

Real Estate Investment Trusts — 7.29%
EPR Properties	2,110	$140,568
HCP, Inc.	6,190	201,670
Tanger Factory Outlet Centers, Inc.	3,860	140,465

		482,703

Telecommunication Services — 10.21%
AT&T, Inc.	5,100	199,767
BCE, Inc. ADR	3,020	137,531
Verizon Communications, Inc.	3,780	204,422
Vodafone Group PLC ADR	4,170	133,649

		675,369

Utilities — 3.06%
Southern Co./The	3,910	202,264

Total Common Stocks (Cost $6,239,078)		6,522,346

Money Market Securities — 1.10%
Federated Institutional Prime Obligations Fund - Class I, 0.39% (a)	72,732	72,732

Total Money Market Securities (Cost $72,732)		72,732

Total Investments – 99.68% (Cost $6,311,810)		6,595,078

Other Assets in Excess of Liabilities – 0.32%		20,980

NET ASSETS – 100.00%		$6,616,058

(a)	Rate disclosed is the seven day yield as of March 31, 2016.

ADR — American Depositary Receipt

The sectors shown on the schedule of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At March 31, 2016, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$6,308,723

Unrealized appreciation	$491,820
Unrealized (depreciation)	(205,465)

Net unrealized appreciation on investments	$286,355

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

March 31, 2016

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”), the Crawford Dividend Opportunity Fund (the “ Dividend Opportunity Fund”) and the Crawford Dividend Yield Fund (the “Dividend Yield Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

March 31, 2016

(Unaudited)

security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2016:

Valuation Inputs
	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks*	$37,341,523	$—	$—	37,341,523
Money Market Securities	39,236	—	—	39,236

Total	$37,380,759	$—	$—	37,380,759

Dividend Opportunity Fund
Common Stocks*	92,082,324	—	—	92,082,324
Money Market Securities	1,873,135	—	—	1,873,135

Total	$93,955,459	$—	$—	93,955,459

Dividend Yield Fund				—
Common Stocks*	6,522,346	—	—	6,522,346
Money Market Securities	72,732	—	—	72,732

Total	$6,595,078	$—	$—	6,595,078

*	Refer to Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. During the reporting period ended March 31, 2016, there were no transfers between levels. The amount of transfers in/out is reflected at the securities’ fair value at the reporting period end.

Miles Capital Alternatives Advantage Fund

Schedule of Investments

March 31, 2016 (Unaudited)

	Shares	Fair Value
Mutual Funds — 94.73%
361 Global Long/Short Equity Fund - Class I	42,314	$473,494
Alger Dynamic Opportunities Fund - Class Z	22,715	270,761
ASG Managed Futures Strategy Fund - Class Y	24,529	271,295
BlackRock Event Driven Equity Fund - Class I	53,239	470,635
Boston Partners Global Long/Short Fund - Class I	41,009	435,515
Calamos Market Neutral Income Fund - Class I	37,305	470,414
Caldwell & Orkin Market Opportunity Fund	15,619	338,776
Cohen & Steers Real Estate Securities Fund - Class I	22,523	340,327
Credit Suisse Managed Futures Strategy Fund - Class I	28,430	319,833
Equinox Chesapeake Strategy Fund - Class I	17,894	201,661
Gabelli ABC Fund - Advisor Class	33,328	335,943
Glenmede Long/Short Portfolio *	37,904	437,787
Goldman Sachs Long Short Credit Strategies Fund - Class I	49,312	466,491
Hancock Horizon Quantitative Long/Short Fund - Class I	15,413	270,033
Invesco All Cap Market Neutral Fund - Class Y	41,195	429,249
Kellner Merger Fund - Class I	41,273	438,727
Vanguard Market Neutral Fund – Investor Class	32,480	403,081

		6,374,022

Total Mutual Funds (Cost $6,315,362)		6,374,022

Exchange-Traded Funds — 4.02%
Vanguard REIT ETF	3,226	270,339

Total Exchange-Traded Funds (Cost $261,069)		270,339

Money Market Securities — 1.30%
Federated Institutional Prime Obligations Fund - Class I, 0.39% (a)	87,793	87,793

Total Money Market Securities (Cost $87,793)		87,793

Total Investments – 100.05% (Cost $6,664,224)		6,732,154

Liabilities in Excess of Other Assets – (0.05)%		(3,614)

NET ASSETS – 100.00%		$6,728,540

(a)	Rate disclosed is the seven day yield as of March 31, 2016.

*	Non-income producing security.

At March 31, 2016, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose were as follows:

Gross Unrealized Appreciation	$74,529
Gross Unrealized Depreciation	(6,599)

Net Unrealized Appreciation on Investments	$67,930

Tax Cost	$6,664,224

See accompanying notes which are an integral part of this schedule of investments.

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments

March 31, 2016

(Unaudited)

The Miles Capital Alternatives Advantage Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Miles Capital, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments - continued

March 31, 2016

(Unaudited)

determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2016:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total

Mutual Funds	$6,374,022	$—	$—	$6,374,022
Exchange-Traded Funds	270,339	—	—	270,339
Money Market Securities	87,793	—	—	87,793

Total	$6,732,154	$—	$—	$6,732,154

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended March 31, 2016.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By
/s/ David R. Carson
David R. Carson, President

Date 5/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ David R. Carson
David R. Carson, President

Date 5/24/16

By
/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 5/24/16